Leases - Schedule of Changes in the Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost [Member]
Schedule of Changes in the Right-of-use Assets [Line Items]
Right-of-use assets at Beginning, Balance	$ 230	$ 302
Right-of-use assets, Additions	903	39
Right-of-use assets, Derecognitions	(37)	(111)
Right-of-use assets at Ending, Balance	1,096	230
Accumulated Depreciation [Member]
Schedule of Changes in the Right-of-use Assets [Line Items]
Right-of-use assets at Beginning, Balance	135	170
Right-of-use assets, Additions	99	76
Right-of-use assets, Derecognitions	(37)	(111)
Right-of-use assets at Ending, Balance	197	135
Amortized Cost [Member]
Schedule of Changes in the Right-of-use Assets [Line Items]
Right-of-use assets at Beginning, Balance	95
Right-of-use assets at Ending, Balance	899	95
Vehicles [Member] | Cost [Member]
Schedule of Changes in the Right-of-use Assets [Line Items]
Right-of-use assets at Beginning, Balance	230	302
Right-of-use assets, Additions	45	39
Right-of-use assets, Derecognitions	(37)	(111)
Right-of-use assets at Ending, Balance	238	230
Vehicles [Member] | Accumulated Depreciation [Member]
Schedule of Changes in the Right-of-use Assets [Line Items]
Right-of-use assets at Beginning, Balance	135	170
Right-of-use assets, Additions	64	76
Right-of-use assets, Derecognitions	(37)	(111)
Right-of-use assets at Ending, Balance	162	135
Vehicles [Member] | Amortized Cost [Member]
Schedule of Changes in the Right-of-use Assets [Line Items]
Right-of-use assets at Beginning, Balance	95
Right-of-use assets at Ending, Balance	76	95
Office Space [Member] | Cost [Member]
Schedule of Changes in the Right-of-use Assets [Line Items]
Right-of-use assets at Beginning, Balance
Right-of-use assets, Additions	858
Right-of-use assets, Derecognitions
Right-of-use assets at Ending, Balance	858
Office Space [Member] | Accumulated Depreciation [Member]
Schedule of Changes in the Right-of-use Assets [Line Items]
Right-of-use assets at Beginning, Balance
Right-of-use assets, Additions	35
Right-of-use assets, Derecognitions
Right-of-use assets at Ending, Balance	35
Office Space [Member] | Amortized Cost [Member]
Schedule of Changes in the Right-of-use Assets [Line Items]
Right-of-use assets at Beginning, Balance
Right-of-use assets at Ending, Balance	$ 823